Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$190,754,638.41	0.4891145	$148,020,476.04	0.3795397	$42,734,162.37
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$911,984,638.41	0.6279891	$869,250,476.04	0.5985625	$42,734,162.37

Weighted Avg. Coupon (WAC)	4.50%		4.51%
Weighted Avg. Remaining Maturity (WARM)	43.11		42.23
Pool Receivables Balance	$964,988,351.07		$919,575,435.31
Remaining Number of Receivables	69,881		68,345

Adjusted Pool Balance	$949,983,998.34		$905,469,245.87

III. COLLECTIONS

Principal:
Principal Collections	$44,085,171.46
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$635,159.72
Total Principal Collections	$44,720,331.18

Interest:
Interest Collections	$3,615,926.40
Late Fees & Other Charges	$69,085.69
Interest on Repurchase Principal	$-
Total Interest Collections	$3,685,012.09

Collection Account Interest	$1,931.83
Reserve Account Interest	$378.03
Servicer Advances	$-

Total Collections	$48,407,653.13

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$48,407,653.13
Reserve Account Release					$-
Total Available for Distribution					$48,407,653.13
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$804,156.96		$804,156.96	$804,156.96
Collection Account Interest					$1,931.83
Late Fees & Other Charges					$69,085.69
Total due to Servicer					$875,174.48

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$85,839.59		$85,839.59
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$450,965.76		$450,965.76	$450,965.76

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$46,980,204.31

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$42,734,162.37

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$42,734,162.37
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$42,734,162.37		$42,734,162.37
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$42,734,162.37		$42,734,162.37

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,246,041.94

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,004,352.73
Beginning Period Amount	$15,004,352.73
Current Period Amortization	$898,163.29
Ending Period Required Amount	$14,106,189.44
Ending Period Amount	$14,106,189.44
Next Distribution Date Amount	$13,240,443.04

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$37,999,359.93	$36,218,769.83	$36,218,769.83
Overcollateralization as a % of Original Adjusted Pool		2.54%	2.42%	2.42%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.67%	67,438	98.24%	$903,433,299.07
30 - 60 Days	1.05%	721	1.38%	$12,712,713.36
61 - 90 Days	0.22%	147	0.29%	$2,678,797.53
91 + Days	0.06%	39	0.08%	$750,625.35
		68,345		$919,575,435.31
Total
Delinquent Receivables 61 + days past due	0.27%	186	0.37%	$3,429,422.88
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	200	0.39%	$3,793,022.30
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.20%	146	0.28%	$2,806,431.76
Three-Month Average Delinquency Ratio	0.25%		0.35%

Repossession in Current Period		67		$1,253,973.79
Repossession Inventory		99		$969,465.06

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,327,744.30
Recoveries				$(635,159.72)
Net Charge-offs for Current Period				$692,584.58

Beginning Pool Balance for Current Period				$964,988,351.07

Net Loss Ratio				0.86%
Net Loss Ratio for 1st Preceding Collection Period				0.48%
Net Loss Ratio for 2nd Preceding Collection Period				0.34%
Three-Month Average Net Loss Ratio for Current Period				0.56%

Cumulative Net Losses for All Periods				$6,240,659.03
Cumulative Net Losses as a % of Initial Pool Balance				0.41%

Principal Balance of Extensions				$5,082,597.31
Number of Extensions				266

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